Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000092037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.03%	14.29%		11.45%
C000092036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	6.01%	14.26%		11.40%
C000092034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	23.84%	14.46%		16.62%
C000092035 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	23.86%	14.49%	17.36%
C000092040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	8.31%	15.14%		10.15%
C000092041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.38%	15.23%		10.25%
C000092046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	2.66%	9.94%		9.64%
C000092049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.14%	12.99%		9.10%
C000092042 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.37%	10.20%		10.13%
C000092043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.30%	10.12%		10.04%
C000092048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	4.07%	12.90%		8.99%
C000092045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.49%	11.58%		9.52%
C000092044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.46%	11.55%		9.48%
C000092038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	6.79%	12.66%		10.30%
C000092039 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.82%	12.70%		10.35%
Without Sales Load [Member] | C000092036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	5.97%	14.24%		11.39%
Without Sales Load [Member] | C000092034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	23.92%	14.45%		16.61%
Without Sales Load [Member] | C000092040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	8.36%	15.12%		10.15%
Without Sales Load [Member] | C000092046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	2.81%	9.91%		9.63%
Without Sales Load [Member] | C000092043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	5.07%	10.08%		10.02%
Without Sales Load [Member] | C000092048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	3.94%	12.88%		8.99%
Without Sales Load [Member] | C000092044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	3.45%	11.54%		9.48%
Without Sales Load [Member] | C000092038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	6.80%	12.66%		10.30%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	14.41%	13.91%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Average Annual Return, Percent	6.08%	14.37%		11.53%
S And P SmallCap 600 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Average Annual Return, Percent	2.77%	10.10%		9.80%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index
Average Annual Return, Percent	23.95%	14.58%	17.46%	16.76%
S And P MidCap 400 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	8.43%	15.28%		10.30%
S And P MidCap 400 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Average Annual Return, Percent	5.41%	10.26%		10.20%
S And P SmallCap 600 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Average Annual Return, Percent	4.14%	13.03%		9.09%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	6.86%	12.76%		10.41%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Average Annual Return, Percent	3.51%	11.64%		9.53%